Shareholder Fees	Nov. 26, 2025 USD ($)
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS C SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
ARROW VALTORO ETF | ARROW VALTORO ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0